UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	03/31

Date of reporting period:	06/30/2008

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Short-Intermediate Municipal Bond Fund
June 30, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--93.0%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.9%
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/09	2,000,000	1,946,900
Mobile Industrial Development
Board, PCR (Alabama Power
Company Barry Plant Project)	4.75	3/19/12	2,000,000	2,021,940
California--1.8%
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.00	2/1/11	1,500,000	1,522,815
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	4.10	9/1/09	1,000,000	997,480
Colorado--2.4%
Black Hawk,
Device Tax Revenue	5.00	12/1/12	760,000	769,728
E-470 Public Highway Authority,
Senior Revenue (Insured; MBIA, Inc.)	4.00	9/1/10	1,000,000	1,005,680
E-470 Public Highway Authority,
Senior Revenue (Insured; MBIA, Inc.)	4.00	9/1/11	1,450,000	1,448,231
District of Columbia--1.3%
District of Columbia,
Enterprise Zone Revenue (819
7th Street, LLC Issue) (LOC;
Branch Banking and Trust
Company)	3.60	10/1/09	1,790,000	1,813,538
Florida--6.7%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/11	2,000,000	2,033,720
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/10	2,000,000	2,071,660
Lee County Industrial Development
Authority, Healthcare
Facilities Revenue (Cypress
Cove at Healthpark Florida,
Inc. Project)	4.75	10/1/08	3,000,000	2,994,030
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; MBIA, Inc.)	5.00	5/1/11	2,000,000	2,081,600
Georgia--2.0%
Development Authority of the City
of Milledgeville and Baldwin

County, Revenue (Georgia
College and State University
Foundation Property III, LLC
Student Housing System Project)	5.00	9/1/08	835,000	839,551
Development Authority of the City
of Milledgeville and Baldwin
County, Revenue (Georgia
College and State University
Foundation Property III, LLC
Student Housing System Project)	5.00	9/1/09	1,045,000	1,079,778
Private Colleges and Universities
Authority, Student Housing
Revenue (Mercer Housing
Corporation Project)	6.00	6/1/11	790,000	825,210
Idaho--1.2%
University of Idaho Regents,
General Revenue (Insured; FSA)	4.38	4/1/11	1,600,000	1,641,232
Illinois--2.5%
Illinois Housing Development
Authority, Housing Revenue	3.85	7/1/09	870,000	880,866
Upper Illinois River Valley
Development Authority, MFHR
(Morris Supportive Living
Project) (LOC; Wells Fargo Bank)	3.90	1/1/10	2,500,000	2,504,625
Indiana--.7%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit Group)	5.00	7/1/11	1,000,000	1,026,460
Iowa--.7%
Coralville,
Annual Appropriation GO Urban
Renewal Bond Anticipation
Project Notes	4.25	6/1/09	1,000,000	1,006,820
Louisiana--3.8%
Louisiana Offshore Terminal
Authority, Deepwater Port
Revenue (LOOP LLC Project)	4.00	9/1/08	2,000,000	2,004,460
Louisiana Public Facilities
Authority, Revenue (Pennington
Medical Foundation Project)	4.00	7/1/11	975,000	976,911
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.00	3/1/10	1,095,000	1,108,556
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.50	3/1/11	1,145,000	1,171,690
Maine--1.7%
Maine Educational Loan Marketing
Corporation, Subordinate
Student Loan Revenue	6.50	11/1/09	2,195,000	2,269,125
Michigan--1.1%
Michigan Hospital Finance

Authority, HR (Oakwood
Obligated Group)	5.00	11/1/10	1,500,000	1,542,600
New Jersey--3.7%
Bayonne,
TAN	5.00	9/18/08	2,000,000	2,008,480
Bayonne,
Temporary Note	5.00	10/24/08	2,000,000	2,012,460
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.25	6/1/11	1,000,000	985,420
New Mexico--1.9%
Farmington,
PCR (Southern California
Edison Company Four Corners
Project) (Insured; FGIC)	3.55	4/1/10	1,800,000	1,801,152
Jicarilla Apache Nation,
Revenue	4.00	9/1/08	765,000	766,293
New York--17.0%
Hempstead Town Industrial
Development Agency, RRR
(American Ref-Fuel Company of
Hempstead Project)	5.00	6/1/10	1,000,000	995,000
New York City Housing Development
Corporation, MFHR	4.25	5/1/10	1,850,000	1,876,362
New York City Housing Development
Corporation, MFHR	3.95	11/1/10	4,500,000	4,506,390
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.00	1/1/10	3,000,000	3,056,490
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.50	5/15/10	1,800,000	1,893,852
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue) (Insured;
FGIC)	5.25	5/15/12	2,000,000	2,090,660
New York State Housing Finance
Agency, Affordable Housing
Revenue	4.05	11/1/10	2,000,000	2,003,000
New York State Housing Finance
Agency, MFHR (Crotona Estates
Apartments)	3.95	8/15/10	1,085,000	1,085,543
New York State Housing Finance
Agency, MFHR (Highland Avenue
Senior Apartments)	4.40	2/15/11	2,000,000	2,006,140
New York State Housing Finance

Agency, MFHR (Park Drive Manor
II Apartments) (LOC: NBT Bank
and The Bank of New York)	4.13	8/15/11	1,000,000	1,008,660
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	4.20	11/1/08	845,000	846,893
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/10	2,000,000	2,030,000
North Carolina--2.5%
North Carolina Infrastructure
Finance Corporation, COP
(State of North Carolina 2005
Capital Improvements)	5.00	2/1/11	2,780,000	2,903,877
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	3.80	11/1/09	500,000	500,680
Ohio--8.3%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/11	4,000,000	4,017,080
Cuyahoga County,
Housing Revenue (Riverside
Park Homes Project)	3.90	11/1/09	2,300,000	2,326,197
Hamilton County,
Local District Cooling
Facilities Revenue
(Trigen-Cinergy Solutions of
Cincinnati LLC Project)	4.60	6/1/09	2,000,000	2,027,340
Ohio Water Development Authority,
PCR (The Cleveland Electric
Illuminating Company Project)	3.75	10/1/08	3,000,000	3,011,340
Oklahoma--.6%
Oklahoma Development Finance
Authority, LR (Oklahoma State
System Higher Education)
(Insured; MBIA, Inc.)	3.00	12/1/08	800,000	803,984
Pennsylvania--4.2%
Allegheny County Hospital
Development Authority, HR
(Jefferson Regional Medical
Center)	4.10	5/1/09	525,000	527,368
Allegheny County Hospital
Development Authority, HR
(Jefferson Regional Medical
Center)	4.20	5/1/10	550,000	552,970
Allegheny County Industrial

Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,014,240
Harrisburg Authority,
Resource Recovery Facility
Revenue	0.00	12/15/10	3,000,000 a	2,691,210
Rhode Island--2.0%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)	5.00	5/15/11	2,600,000	2,676,596
South Carolina--1.9%
Orangeburg Joint Governmental
Action Authority, Capital
Projects Sales and Use Tax
Revenue (Orangeburg County,
South Carolina Project)
(Insured; MBIA, Inc.)	5.00	4/1/12	2,000,000	2,080,960
Spartanburg,
Water System Revenue (Insured;
FSA)	4.00	6/1/11	500,000	512,740
Tennessee--2.2%
Memphis-Shelby County Airport
Authority, Special Facilities
Revenue (Federal Express
Corporation)	5.00	9/1/09	2,000,000	2,020,060
Shelby County Health Educational
and Housing Facility Board,
Revenue (Methodist Le Bonheur
Healthcare)	5.00	6/1/12	1,000,000	1,030,710
Texas--2.7%
Bexar County Health Facilities
Development Corporation,
Revenue (Army Retirement
Residence Foundation Project)	5.00	7/1/11	605,000	617,154
Lower Colorado River Authority,
Revenue	5.00	5/15/12	1,000,000	1,046,860
Matagorda County Navigation
District Number One, PCR (AEP
Texas Central Company Project)	5.13	6/1/11	2,000,000	2,006,520
Utah--1.5%
Utah County,
EIR (USX Corporation Project)	5.05	11/1/11	2,000,000	2,045,380
Virginia--13.4%
Arlington County Industrial
Development Authority, RRR
(Alexandria/Arlington
Waste-to-Energy Facility)
(Ogden Martin System of
Alexandria/Arlington Inc.
Project) (Insured; FSA)	5.38	1/1/12	2,280,000	2,307,520
Chesterfield County Industrial

Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.50	10/1/09	3,250,000	3,273,237
Hopewell,
Public Improvement	5.00	7/15/09	3,250,000	3,251,917
Louisa Industrial Development
Authority, Solid Waste and
Sewage Disposal Revenue
(Virginia Electric and Power
Company Project)	4.25	4/1/10	3,000,000	3,036,270
Peninsula Ports Authority,
Coal Terminal Revenue
(Dominion Terminal Associates
Project - DETC Issue)	3.30	10/1/08	1,485,000	1,488,490
Riverside Regional Jail Authority,
Jail Facility Senior RAN	4.25	7/1/10	2,500,000	2,532,750
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	4.00	6/1/09	960,000 b	973,354
Western Virginia Regional Jail
Authority, Regional Jail
Facility RAN	4.13	12/1/09	1,500,000	1,509,090
Washington--1.5%
Ocean Shores Local Improvement
District Number 2007-01, BAN	5.00	8/1/11	2,000,000	2,002,180
Wisconsin--.8%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Froedtert and Community
Health, Inc. Obligated Group)	5.00	4/1/10	1,000,000	1,028,840
Total Long-Term Municipal Investments
(cost $127,000,791)				127,374,915
Short-Term Municipal	Coupon	Maturity	Principal
Investments--5.0%	Rate (%)	Date	Amount ($)	Value ($)

Michigan--.5%
Royal Oak Hospital Finance
Authority, HR, Refunding
(William Beaumont Hospital
Obligated Group) (Insured;
AMBAC and Liquidity Facility;
Morgan Stanley Bank)	8.00	7/1/08	700,000 c	700,000
New York--1.5%
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (Insured; MBIA, Inc.
and Liquidity Facility; Lehman
Liquidity Corporation)	9.40	7/7/08	2,050,000 c,d	2,050,000
Tennessee--2.2%
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue

(Insured; AMBAC and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	9.00	7/7/08	3,000,000 c	3,000,000
Texas--.8%
North Texas Tollway Authority,
BAN	4.13	11/19/08	1,100,000	1,101,056
Total Short-Term Municipal Investments
(cost $6,850,000)				6,851,056
Total Investments (cost $133,850,791)			98.0%	134,225,971
Cash and Receivables (Net)			2.0%	2,676,162
Net Assets			100.0%	136,902,133

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Securities payable on demand. Variable interest rate--subject to periodic change.
d	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, this security amounted to $2,050,000 or 1.5% of net assets.

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $133,850,791. Net unrealized appreciation on investments was $375,180 of which $669,371 related to appreciated investment securities and $294,191 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board

IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	134,225,971		0

Level 3 - Significant Unobservable Inputs	0		0

Total	134,225,971		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)